Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 32,958	$ 1	$ 35,323,323	$ (55,761,775)	$ (20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Warrants issued for debt discount			1,672		1,672
Proceeds from issuance of Preferred stock			45,000		45,000
Proceeds from issuance of Preferred stock, shares		6
Net loss				(8,171,232)	(8,171,232)
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Dividends payable on Preferred Stock			(23,209)		(23,209)
Net loss				(1,205,342)	(1,205,342)
Balance at Mar. 31, 2024	$ 32,958	$ 1	35,346,786	(65,138,348)	(29,758,603)
Balance, shares at Mar. 31, 2024	32,958,288	147
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Dividends payable on Preferred Stock			(93,345)		(93,345)
Proceeds from issuance of Preferred stock	10,000,000.0
Net loss				(3,848,143)	(3,848,143)
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,460)		(23,460)
Net loss				(1,397,892)	(1,397,892)
Balance at Mar. 31, 2025	$ 32,958	$ 1	$ 35,253,190	$ (69,179,041)	$ (33,892,892)
Balance, shares at Mar. 31, 2025	32,958,288	147